Directors' Emoluments - Schedule of Emoluments Paid or Payable to the Directors (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries	$ 30,758		$ 2,154,000
Yan Keyan [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries
Sun Lei [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries	15,379		1,470,000
Li Huidan [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries	15,379		228,000
Mu Ruifeng [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries			228,000
Jin Yan [Member]
Schedule of Emoluments Paid or Payable to the Directors [Line Items]
Salaries			$ 228,000